Customer Loan ID	GS loan number	Unique ID	Seller Loan ID	Servicing Loan ID	Rating	Type	Exception	Collection Comments
XXX	XXX	991738589	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower noted that fiancé handles all the bills and will add them as an authorized person on the account. On XX/XX/XXXX, borrower discussed incorrect principal balance and due date. Updated the escrow analysis and new payment amount. Borrower stated that they are shopping around for flood insurance. On XX/XX/XXXX, the borrower discussed insurance claim check being endorsed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower discussed claim check. On XX/XX/XXXX, borrower inquired on claim check endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738589	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower noted that fiancé handles all the bills and will add them as an authorized person on the account. On XX/XX/XXXX, borrower discussed incorrect principal balance and due date. Updated the escrow analysis and new payment amount. Borrower stated that they are shopping around for flood insurance. On XX/XX/XXXX, the borrower discussed insurance claim check being endorsed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower discussed claim check. On XX/XX/XXXX, borrower inquired on claim check endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738589	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower noted that fiancé handles all the bills and will add them as an authorized person on the account. On XX/XX/XXXX, borrower discussed incorrect principal balance and due date. Updated the escrow analysis and new payment amount. Borrower stated that they are shopping around for flood insurance. On XX/XX/XXXX, the borrower discussed insurance claim check being endorsed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower discussed claim check. On XX/XX/XXXX, borrower inquired on claim check endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738538	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about their insurance claim check. On XX/XX/XXXX, the borrower called in to update their insurance policy. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower needed assistance getting their hazard claim check endorsed. The type of property damage was not provided in the comments. The status of the property's repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738538	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about their insurance claim check. On XX/XX/XXXX, the borrower called in to update their insurance policy. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower needed assistance getting their hazard claim check endorsed. The type of property damage was not provided in the comments. The status of the property's repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738538	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about their insurance claim check. On XX/XX/XXXX, the borrower called in to update their insurance policy. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower needed assistance getting their hazard claim check endorsed. The type of property damage was not provided in the comments. The status of the property's repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738538	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about their insurance claim check. On XX/XX/XXXX, the borrower called in to update their insurance policy. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower needed assistance getting their hazard claim check endorsed. The type of property damage was not provided in the comments. The status of the property's repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738514	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested assistance with website and was aware of the mobile application. On XX/XX/XXXX, the borrower discussed account and requested assistance to log in to website. On XX/XX/XXXX, the borrower inquired on payment change details and escrow analysis. On XX/XX/XXXX, the borrower was advised of escrow shortage amount and that there would be no longer a shortage after the December payment processes. There was no further contact with the borrower. Loan was performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738514	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested assistance with website and was aware of the mobile application. On XX/XX/XXXX, the borrower discussed account and requested assistance to log in to website. On XX/XX/XXXX, the borrower inquired on payment change details and escrow analysis. On XX/XX/XXXX, the borrower was advised of escrow shortage amount and that there would be no longer a shortage after the December payment processes. There was no further contact with the borrower. Loan was performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738514	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested assistance with website and was aware of the mobile application. On XX/XX/XXXX, the borrower discussed account and requested assistance to log in to website. On XX/XX/XXXX, the borrower inquired on payment change details and escrow analysis. On XX/XX/XXXX, the borrower was advised of escrow shortage amount and that there would be no longer a shortage after the December payment processes. There was no further contact with the borrower. Loan was performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738599	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments, dated XX/XX/XXXX, reflects a city lien is on title that holds super priority status. As of the review date, there is no indication that the lien issue has been resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738599	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments, dated XX/XX/XXXX, reflects a city lien is on title that holds super priority status. As of the review date, there is no indication that the lien issue has been resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738599	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments, dated XX/XX/XXXX, reflects a city lien is on title that holds super priority status. As of the review date, there is no indication that the lien issue has been resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738599	XXX	XXX	Critical	Current	[3] Loan has evidence of title issue(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments, dated XX/XX/XXXX, reflects a city lien is on title that holds super priority status. As of the review date, there is no indication that the lien issue has been resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738765	XXX	XXX	Non Critical	Current	[2] Property is located in a XX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on payment change and went over the escrow change. Borrower was upset and argumentative. Borrower stated that they requested their payment history XX times and was refused each time. On XX/XX/XXXX, the borrower stated that they are waiting on payment history and was concerned on the payment amount. Advised the borrower of escrow shortage and borrower started to use abusive language. On XX/XX/XXXX, the borrower called about payment increase. On XX/XX/XXXX, the borrower inquired on insurance information and payment history and stated that they have requested payment history multiple times and no one has sent them the history. On XX/XX/XXXX, borrower inquired on insurance claim check that they sent to get endorsed. Borrower also discussed account. On XX/XX/XXXX, borrower discussed loss mitigation information and HUD. Borrower stated that they would make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payoff and intends to bring the account current soon. Borrower stated that they would wire funds on XX/XX/XXXX. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower requested information on getting insurance check endorsed. On XX/XX/XXXX, provided telephone number for insurance processing and was transferred to loss draft. On XX/XX/XXXX, the borrower stated that they intend to payoff the account by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they have been in contact with loss draft regarding claim. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was advised that late fees should be refunded. On XX/XX/XXXX, the borrower discussed overdue payment and was upset when foreclosure was mentioned. On XX/XX/XXXX, the borrower made a payment and advised that they were out of town. On XX/XX/XXXX, borrower wanted to confirm online payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on insurance claim check that they sent to get endorsed. On XX/XX/XXXX borrower inquired on information about check endorsement. On XX/XX/XXXX, borrower was transferred to loss draft. On XX/XX/XXXX, borrower noted that they are waiting on inspection to be done. On XX/XX/XXXX, borrower inquired on loss draft claim. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by the XX disaster of California wildfires and straight-line winds (XXX), which was declared on XX/XX/XXXX. Unspecified damage first noted on XX/XX/XXXX, prior to XX disaster.

XXX	XXX	991738765	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on payment change and went over the escrow change. Borrower was upset and argumentative. Borrower stated that they requested their payment history XX times and was refused each time. On XX/XX/XXXX, the borrower stated that they are waiting on payment history and was concerned on the payment amount. Advised the borrower of escrow shortage and borrower started to use abusive language. On XX/XX/XXXX, the borrower called about payment increase. On XX/XX/XXXX, the borrower inquired on insurance information and payment history and stated that they have requested payment history multiple times and no one has sent them the history. On XX/XX/XXXX, borrower inquired on insurance claim check that they sent to get endorsed. Borrower also discussed account. On XX/XX/XXXX, borrower discussed loss mitigation information and HUD. Borrower stated that they would make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payoff and intends to bring the account current soon. Borrower stated that they would wire funds on XX/XX/XXXX. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower requested information on getting insurance check endorsed. On XX/XX/XXXX, provided telephone number for insurance processing and was transferred to loss draft. On XX/XX/XXXX, the borrower stated that they intend to payoff the account by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they have been in contact with loss draft regarding claim. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was advised that late fees should be refunded. On XX/XX/XXXX, the borrower discussed overdue payment and was upset when foreclosure was mentioned. On XX/XX/XXXX, the borrower made a payment and advised that they were out of town. On XX/XX/XXXX, borrower wanted to confirm online payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on insurance claim check that they sent to get endorsed. On XX/XX/XXXX borrower inquired on information about check endorsement. On XX/XX/XXXX, borrower was transferred to loss draft. On XX/XX/XXXX, borrower noted that they are waiting on inspection to be done. On XX/XX/XXXX, borrower inquired on loss draft claim. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by the XX disaster of California wildfires and straight-line winds (XXX), which was declared on XX/XX/XXXX. Unspecified damage first noted on XX/XX/XXXX, prior to XX disaster.

XXX	XXX	991738765	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on payment change and went over the escrow change. Borrower was upset and argumentative. Borrower stated that they requested their payment history XX times and was refused each time. On XX/XX/XXXX, the borrower stated that they are waiting on payment history and was concerned on the payment amount. Advised the borrower of escrow shortage and borrower started to use abusive language. On XX/XX/XXXX, the borrower called about payment increase. On XX/XX/XXXX, the borrower inquired on insurance information and payment history and stated that they have requested payment history multiple times and no one has sent them the history. On XX/XX/XXXX, borrower inquired on insurance claim check that they sent to get endorsed. Borrower also discussed account. On XX/XX/XXXX, borrower discussed loss mitigation information and HUD. Borrower stated that they would make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payoff and intends to bring the account current soon. Borrower stated that they would wire funds on XX/XX/XXXX. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower requested information on getting insurance check endorsed. On XX/XX/XXXX, provided telephone number for insurance processing and was transferred to loss draft. On XX/XX/XXXX, the borrower stated that they intend to payoff the account by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they have been in contact with loss draft regarding claim. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was advised that late fees should be refunded. On XX/XX/XXXX, the borrower discussed overdue payment and was upset when foreclosure was mentioned. On XX/XX/XXXX, the borrower made a payment and advised that they were out of town. On XX/XX/XXXX, borrower wanted to confirm online payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on insurance claim check that they sent to get endorsed. On XX/XX/XXXX borrower inquired on information about check endorsement. On XX/XX/XXXX, borrower was transferred to loss draft. On XX/XX/XXXX, borrower noted that they are waiting on inspection to be done. On XX/XX/XXXX, borrower inquired on loss draft claim. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by the XX disaster of California wildfires and straight-line winds (XXX), which was declared on XX/XX/XXXX. Unspecified damage first noted on XX/XX/XXXX, prior to XX disaster.

XXX	XXX	991738765	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on payment change and went over the escrow change. Borrower was upset and argumentative. Borrower stated that they requested their payment history XX times and was refused each time. On XX/XX/XXXX, the borrower stated that they are waiting on payment history and was concerned on the payment amount. Advised the borrower of escrow shortage and borrower started to use abusive language. On XX/XX/XXXX, the borrower called about payment increase. On XX/XX/XXXX, the borrower inquired on insurance information and payment history and stated that they have requested payment history multiple times and no one has sent them the history. On XX/XX/XXXX, borrower inquired on insurance claim check that they sent to get endorsed. Borrower also discussed account. On XX/XX/XXXX, borrower discussed loss mitigation information and HUD. Borrower stated that they would make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payoff and intends to bring the account current soon. Borrower stated that they would wire funds on XX/XX/XXXX. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower requested information on getting insurance check endorsed. On XX/XX/XXXX, provided telephone number for insurance processing and was transferred to loss draft. On XX/XX/XXXX, the borrower stated that they intend to payoff the account by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they have been in contact with loss draft regarding claim. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was advised that late fees should be refunded. On XX/XX/XXXX, the borrower discussed overdue payment and was upset when foreclosure was mentioned. On XX/XX/XXXX, the borrower made a payment and advised that they were out of town. On XX/XX/XXXX, borrower wanted to confirm online payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on insurance claim check that they sent to get endorsed. On XX/XX/XXXX borrower inquired on information about check endorsement. On XX/XX/XXXX, borrower was transferred to loss draft. On XX/XX/XXXX, borrower noted that they are waiting on inspection to be done. On XX/XX/XXXX, borrower inquired on loss draft claim. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by the XX disaster of California wildfires and straight-line winds (XXX), which was declared on XX/XX/XXXX. Unspecified damage first noted on XX/XX/XXXX, prior to XX disaster.

XXX	XXX	991738959	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on escrow refund check. Borrower thought it was supposed to be for $XX but advised the borrower that the refund was for $XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738959	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on escrow refund check. Borrower thought it was supposed to be for $XX but advised the borrower that the refund was for $XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738959	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on escrow refund check. Borrower thought it was supposed to be for $XX but advised the borrower that the refund was for $XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738910	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow analysis and shortage. Borrower stated that they were looking to find cheaper insurance. On XX/XX/XXXX, borrower wanted to discuss escrow and shortage. On XX/XX/XXXX, the borrower was advised that the only way to change the payment is to have a new escrow analysis done. Borrower became frustrated. On XX/XX/XXXX, the borrower discussed account and placed the call on hold. Call was disconnected. On XX/XX/XXXX, the borrower stated that tenant evacuated due to hurricane. Forbearance plan was noted on XX/XX/XXXX to be from XX/XXXX to XX/XXXX. On XX/XX/XXXX, borrower was advised of forbearance plan. On XX/XX/XXXX, borrower wanted to know when the forbearance ended and what options were available on the account. On XX/XX/XXXX, the borrower discussed forbearance and made a payment. Borrower stated that they are still experiencing hardship. On XX/XX/XXXX, the borrower discussed forbearance coming to an end and requested another plan. Borrower accepted verbal plan with first payment due date of XX/XX/XXXX. On XX/XX/XXXX, borrower discussed plan and will make a payment online. On XX/XX/XXXX, borrower discussed account and web payment was received. On XX/XX/XXXX, borrower inquired on how to do a name change and made a payment. On XX/XX/XXXX, borrower stated that this account should not be in their personal name and should be under their business name. Borrower stated that this account should not be reported in their name. Borrower made a payment. On XX/XX/XXXX, the borrower stated that the account should only be under the business name and that information should not be reported to the credit bureaus. On XX/XX/XXXX, the borrower made a payment and borrower inquired on extension letter that they received. Dispute resolution letter was also noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called for the other account. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738910	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow analysis and shortage. Borrower stated that they were looking to find cheaper insurance. On XX/XX/XXXX, borrower wanted to discuss escrow and shortage. On XX/XX/XXXX, the borrower was advised that the only way to change the payment is to have a new escrow analysis done. Borrower became frustrated. On XX/XX/XXXX, the borrower discussed account and placed the call on hold. Call was disconnected. On XX/XX/XXXX, the borrower stated that tenant evacuated due to hurricane. Forbearance plan was noted on XX/XX/XXXX to be from XX/XXXX to XX/XXXX. On XX/XX/XXXX, borrower was advised of forbearance plan. On XX/XX/XXXX, borrower wanted to know when the forbearance ended and what options were available on the account. On XX/XX/XXXX, the borrower discussed forbearance and made a payment. Borrower stated that they are still experiencing hardship. On XX/XX/XXXX, the borrower discussed forbearance coming to an end and requested another plan. Borrower accepted verbal plan with first payment due date of XX/XX/XXXX. On XX/XX/XXXX, borrower discussed plan and will make a payment online. On XX/XX/XXXX, borrower discussed account and web payment was received. On XX/XX/XXXX, borrower inquired on how to do a name change and made a payment. On XX/XX/XXXX, borrower stated that this account should not be in their personal name and should be under their business name. Borrower stated that this account should not be reported in their name. Borrower made a payment. On XX/XX/XXXX, the borrower stated that the account should only be under the business name and that information should not be reported to the credit bureaus. On XX/XX/XXXX, the borrower made a payment and borrower inquired on extension letter that they received. Dispute resolution letter was also noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called for the other account. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738910	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow analysis and shortage. Borrower stated that they were looking to find cheaper insurance. On XX/XX/XXXX, borrower wanted to discuss escrow and shortage. On XX/XX/XXXX, the borrower was advised that the only way to change the payment is to have a new escrow analysis done. Borrower became frustrated. On XX/XX/XXXX, the borrower discussed account and placed the call on hold. Call was disconnected. On XX/XX/XXXX, the borrower stated that tenant evacuated due to hurricane. Forbearance plan was noted on XX/XX/XXXX to be from XX/XXXX to XX/XXXX. On XX/XX/XXXX, borrower was advised of forbearance plan. On XX/XX/XXXX, borrower wanted to know when the forbearance ended and what options were available on the account. On XX/XX/XXXX, the borrower discussed forbearance and made a payment. Borrower stated that they are still experiencing hardship. On XX/XX/XXXX, the borrower discussed forbearance coming to an end and requested another plan. Borrower accepted verbal plan with first payment due date of XX/XX/XXXX. On XX/XX/XXXX, borrower discussed plan and will make a payment online. On XX/XX/XXXX, borrower discussed account and web payment was received. On XX/XX/XXXX, borrower inquired on how to do a name change and made a payment. On XX/XX/XXXX, borrower stated that this account should not be in their personal name and should be under their business name. Borrower stated that this account should not be reported in their name. Borrower made a payment. On XX/XX/XXXX, the borrower stated that the account should only be under the business name and that information should not be reported to the credit bureaus. On XX/XX/XXXX, the borrower made a payment and borrower inquired on extension letter that they received. Dispute resolution letter was also noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called for the other account. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739199	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they mailed a payment and was advised of the payment not being received. Advised them that they could make a payment over the phone. Borrower request an e-mail and call once the payment is located. On XX/XX/XXXX, the borrower requested assistance with online account. On XX/XX/XXXX, the borrower noted a claim being filed and that they received a claim check. Borrower requested information on how to get the claim check endorsed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that claim was filed and claim check was received and needed it endorsed. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739199	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they mailed a payment and was advised of the payment not being received. Advised them that they could make a payment over the phone. Borrower request an e-mail and call once the payment is located. On XX/XX/XXXX, the borrower requested assistance with online account. On XX/XX/XXXX, the borrower noted a claim being filed and that they received a claim check. Borrower requested information on how to get the claim check endorsed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that claim was filed and claim check was received and needed it endorsed. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739199	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they mailed a payment and was advised of the payment not being received. Advised them that they could make a payment over the phone. Borrower request an e-mail and call once the payment is located. On XX/XX/XXXX, the borrower requested assistance with online account. On XX/XX/XXXX, the borrower noted a claim being filed and that they received a claim check. Borrower requested information on how to get the claim check endorsed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that claim was filed and claim check was received and needed it endorsed. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738839	XXX	XXX	Non Critical	Current	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated they were experiencing financial hardship and promised to make a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about a repayment plan. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  This matter in Fulton County, GA was an Eminent Domain matter. A case where the Georgia Department of Transportation took a permanent easement over an undeveloped portion of the borrower’s property consisting of a XX acre wooded area between the back yard and S.R. 120. The taking will not likely impact the value of the remaining land, and GDOT has tendered $XX to the Court, based on an appraisal ordered by GDOT. We determined reasonable for an easement across and undeveloped edge of the property that will not significantly impact the remainder of the property. As of XX/XX/XXXX, the issue is resolved.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The subject property is located in an area declared a XX disaster area (XX), due to Hurricane Helene, on XX/XX/XXXX. There is no evidence of property damage.

XXX	XXX	991738839	XXX	XXX	Critical	Current	[3] Loan exhibits evidence of litigation.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated they were experiencing financial hardship and promised to make a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about a repayment plan. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  This matter in Fulton County, GA was an Eminent Domain matter. A case where the Georgia Department of Transportation took a permanent easement over an undeveloped portion of the borrower’s property consisting of a XX acre wooded area between the back yard and S.R. 120. The taking will not likely impact the value of the remaining land, and GDOT has tendered $XX to the Court, based on an appraisal ordered by GDOT. We determined reasonable for an easement across and undeveloped edge of the property that will not significantly impact the remainder of the property. As of XX/XX/XXXX, the issue is resolved.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The subject property is located in an area declared a XX disaster area (XX), due to Hurricane Helene, on XX/XX/XXXX. There is no evidence of property damage.

XXX	XXX	991738540	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to cancel automated payments because they were a victim of fraud. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested mortgage assistance due to property damage from a hurricane. Borrower stated that they did not want to file a claim for fear of insurance deductible increasing. On XX/XX/XXXX, the borrower declined loss mitigation options and noted reason for delinquency as extended problems. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower stated that they would make a payment today on the mobile application. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted damage due to hurricane. Borrower also did not want to file a claim for fear of insurance deductible increasing. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738540	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to cancel automated payments because they were a victim of fraud. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested mortgage assistance due to property damage from a hurricane. Borrower stated that they did not want to file a claim for fear of insurance deductible increasing. On XX/XX/XXXX, the borrower declined loss mitigation options and noted reason for delinquency as extended problems. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower stated that they would make a payment today on the mobile application. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted damage due to hurricane. Borrower also did not want to file a claim for fear of insurance deductible increasing. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738540	XXX	XXX	Critical	Current	[3] Property Damage - Other Natural Causes - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to cancel automated payments because they were a victim of fraud. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested mortgage assistance due to property damage from a hurricane. Borrower stated that they did not want to file a claim for fear of insurance deductible increasing. On XX/XX/XXXX, the borrower declined loss mitigation options and noted reason for delinquency as extended problems. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower stated that they would make a payment today on the mobile application. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted damage due to hurricane. Borrower also did not want to file a claim for fear of insurance deductible increasing. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738540	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to cancel automated payments because they were a victim of fraud. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower requested mortgage assistance due to property damage from a hurricane. Borrower stated that they did not want to file a claim for fear of insurance deductible increasing. On XX/XX/XXXX, the borrower declined loss mitigation options and noted reason for delinquency as extended problems. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, the borrower stated that they would make a payment today on the mobile application. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted damage due to hurricane. Borrower also did not want to file a claim for fear of insurance deductible increasing. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738731	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. Loan was reinstated on XX/XX/XXXX and foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that they were impacted by natural disaster on XX/XX/XXXX and requested forbearance. On XX/XX/XXXX, the borrower discussed account and made a payment. On XX/XX/XXXX, the borrower stated that they would be keeping lender placed insurance. On XX/XX/XXXX, the borrower stated that they did not want to go over the loan. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738731	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. Loan was reinstated on XX/XX/XXXX and foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that they were impacted by natural disaster on XX/XX/XXXX and requested forbearance. On XX/XX/XXXX, the borrower discussed account and made a payment. On XX/XX/XXXX, the borrower stated that they would be keeping lender placed insurance. On XX/XX/XXXX, the borrower stated that they did not want to go over the loan. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738731	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. Loan was reinstated on XX/XX/XXXX and foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that they were impacted by natural disaster on XX/XX/XXXX and requested forbearance. On XX/XX/XXXX, the borrower discussed account and made a payment. On XX/XX/XXXX, the borrower stated that they would be keeping lender placed insurance. On XX/XX/XXXX, the borrower stated that they did not want to go over the loan. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738771	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower set up a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an escrow payment inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about their escrow payment. On XX/XX/XXXX, the borrower had a question about their escrow payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738771	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower set up a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an escrow payment inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about their escrow payment. On XX/XX/XXXX, the borrower had a question about their escrow payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738771	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower set up a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an escrow payment inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about their escrow payment. On XX/XX/XXXX, the borrower had a question about their escrow payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	55780046	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on ACH status and monthly payment. On XX/XX/XXXX, the borrower requested assistance with getting 1098 document. Borrower stated that they would call back for bi-weekly. On XX/XX/XXXX, the borrower was advised that automated payments were not set-up for ci-weekly payments. Borrower made payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, borrower set-up automated payments. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, authorized third party discussed account. On XX/XX/XXXX, borrower discussed automated payments. On XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster of Texas hurricane Beryl (XX), which was declared on XX/XX/XXXX. Property was impacted by FEMA disaster of Texas severe storms, straight-line winds, tornadoes and flooding (XX), which was declared on XX/XX/XXXX. No property damage was noted.

XXX	XXX	55780046	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on ACH status and monthly payment. On XX/XX/XXXX, the borrower requested assistance with getting 1098 document. Borrower stated that they would call back for bi-weekly. On XX/XX/XXXX, the borrower was advised that automated payments were not set-up for ci-weekly payments. Borrower made payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, borrower set-up automated payments. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, authorized third party discussed account. On XX/XX/XXXX, borrower discussed automated payments. On XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster of Texas hurricane Beryl (XX), which was declared on XX/XX/XXXX. Property was impacted by FEMA disaster of Texas severe storms, straight-line winds, tornadoes and flooding (XX), which was declared on XX/XX/XXXX. No property damage was noted.

XXX	XXX	57561516	XXX	XXX	Non Critical	Current	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed payment and noted reason for delinquency as extended problems. On XX/XX/XXXX, the borrower stated that they would mail in a payment on Friday and stated that tenant has not been paying for 2 months. On XX/XX/XXXX, the borrower tried to make 2 payments but was advised that it could not be accepted due to being in foreclosure status. Advised them that a full reinstatement is needed. Borrower noted reason for delinquency as extended problems. On XX/XX/XXXX, borrower requested mortgage assistance and to make a payment. On XX/XX/XXXX, borrower stated that they made a payment. Advised them that payment was returned. On XX/XX/XXXX, borrower made a payment and was advised of 1099 document being delivered. On XX/XX/XXXX, borrower stated that the made January's payment. Advised them that the payment was applied to November and the payment made in February was returned. Advised them that a reinstatement amount would be needed. Borrower noted that tenants have not been paying rent, that they have been sick and that they have been having issues accessing the website. On XX/XX/XXXX,l the borrower requested the reinstatement quote. Borrower was advised that the reinstatement would need to be received by bank wire. On XX/XX/XXXX, borrower requested the payment address. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, borrower discussed account. Loan re-entered foreclosure on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to make a payment but was advised that a reinstatement would be needed due to being in foreclosure. On XX/XX/XXXX, the borrower was advised of needing reinstatement amount. Borrower requested reinstatement quote. On XX/XX/XXXX, borrower discussed reinstatement. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would make a payment before the 15th of the month. On XX/XX/XXXX, the borrower made a payment and noted that reason for delinquency was due to extended problems. Foreclosure was opened on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that they would mail in a money order tomorrow and noted reason for delinquency as excessive obligations. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, borrower stated that they would send a cashier's check for May and June and noted reason for delinquency as extended problems. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed monthly payment and next due date. On XX/XX/XXXX, the borrower discussed delinquent balance, assistance and noted reason for delinquency as extended problems. There was no further contact with the borrower. Loan is 30 days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A

XXX	XXX	57561516	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed payment and noted reason for delinquency as extended problems. On XX/XX/XXXX, the borrower stated that they would mail in a payment on Friday and stated that tenant has not been paying for 2 months. On XX/XX/XXXX, the borrower tried to make 2 payments but was advised that it could not be accepted due to being in foreclosure status. Advised them that a full reinstatement is needed. Borrower noted reason for delinquency as extended problems. On XX/XX/XXXX, borrower requested mortgage assistance and to make a payment. On XX/XX/XXXX, borrower stated that they made a payment. Advised them that payment was returned. On XX/XX/XXXX, borrower made a payment and was advised of 1099 document being delivered. On XX/XX/XXXX, borrower stated that the made January's payment. Advised them that the payment was applied to November and the payment made in February was returned. Advised them that a reinstatement amount would be needed. Borrower noted that tenants have not been paying rent, that they have been sick and that they have been having issues accessing the website. On XX/XX/XXXX,l the borrower requested the reinstatement quote. Borrower was advised that the reinstatement would need to be received by bank wire. On XX/XX/XXXX, borrower requested the payment address. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, borrower discussed account. Loan re-entered foreclosure on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to make a payment but was advised that a reinstatement would be needed due to being in foreclosure. On XX/XX/XXXX, the borrower was advised of needing reinstatement amount. Borrower requested reinstatement quote. On XX/XX/XXXX, borrower discussed reinstatement. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would make a payment before the 15th of the month. On XX/XX/XXXX, the borrower made a payment and noted that reason for delinquency was due to extended problems. Foreclosure was opened on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that they would mail in a money order tomorrow and noted reason for delinquency as excessive obligations. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, borrower stated that they would send a cashier's check for May and June and noted reason for delinquency as extended problems. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed monthly payment and next due date. On XX/XX/XXXX, the borrower discussed delinquent balance, assistance and noted reason for delinquency as extended problems. There was no further contact with the borrower. Loan is 30 days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738440	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were no contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.

XXX	XXX	991738440	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were no contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.

XXX	XXX	54958118	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on information on how to send endorsed claim check. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on this. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower called to get information on sending endorsed check. Borrower inquired again on XX/XX/XXXX and XX/XX/XXXX. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54958118	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on information on how to send endorsed claim check. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on this. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower called to get information on sending endorsed check. Borrower inquired again on XX/XX/XXXX and XX/XX/XXXX. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54958118	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on information on how to send endorsed claim check. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on this. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower called to get information on sending endorsed check. Borrower inquired again on XX/XX/XXXX and XX/XX/XXXX. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	55969736	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about getting their claim check endorsed. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, indicate that the borrower had a claim check that needed to be endorsed. The comments did not provide any additional details about the loss draft claim or type of damages. The status of the repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflect the subject property is located in an area declared a XX disaster area, due to Hurricane Milton. No FEMA Designation was provided in the comments. There is no evidence of property damage.

XXX	XXX	55969736	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about getting their claim check endorsed. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, indicate that the borrower had a claim check that needed to be endorsed. The comments did not provide any additional details about the loss draft claim or type of damages. The status of the repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflect the subject property is located in an area declared a XX disaster area, due to Hurricane Milton. No FEMA Designation was provided in the comments. There is no evidence of property damage.

XXX	XXX	55969736	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about getting their claim check endorsed. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, indicate that the borrower had a claim check that needed to be endorsed. The comments did not provide any additional details about the loss draft claim or type of damages. The status of the repairs is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflect the subject property is located in an area declared a XX disaster area, due to Hurricane Milton. No FEMA Designation was provided in the comments. There is no evidence of property damage.

XXX	XXX	54085064	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested an account update. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, indicate a loss draft claim was filed, due to unspecified damages. As of the review date, there is no indication that the loss draft claim has been closed or that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The subject property is located in an area declared a XX disaster area (XX), on XX/XX/XXXX, due to Hurricane Helene. There is no evidence of property damage.

XXX	XXX	54085064	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested an account update. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, indicate a loss draft claim was filed, due to unspecified damages. As of the review date, there is no indication that the loss draft claim has been closed or that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The subject property is located in an area declared a XX disaster area (XX), on XX/XX/XXXX, due to Hurricane Helene. There is no evidence of property damage.

XXX	XXX	54085064	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested an account update. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, indicate a loss draft claim was filed, due to unspecified damages. As of the review date, there is no indication that the loss draft claim has been closed or that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The subject property is located in an area declared a XX disaster area (XX), on XX/XX/XXXX, due to Hurricane Helene. There is no evidence of property damage.

XXX	XXX	52304443	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower had questions regarding taxes. On XX/XX/XXXX, the borrower followed up on taxes and the was an incorrect tax identification number on the tax bill. The borrower stated that they would contact the county to have it corrected. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on tax issue. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	52304443	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower had questions regarding taxes. On XX/XX/XXXX, the borrower followed up on taxes and the was an incorrect tax identification number on the tax bill. The borrower stated that they would contact the county to have it corrected. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on tax issue. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	52304443	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower had questions regarding taxes. On XX/XX/XXXX, the borrower followed up on taxes and the was an incorrect tax identification number on the tax bill. The borrower stated that they would contact the county to have it corrected. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on tax issue. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738629	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated the property’s repairs are almost finished. On XX/XX/XXXX, the borrower had a claim check inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance accessing their online account. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  A loss draft claim was filed, due to unspecified damages on XX/XX/XXXX. As of the review date, there is no indication that repairs are XX% completed. The status of the loss draft claim is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738629	XXX	XXX	Critical	Current	[3] Property Damage - Structural - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated the property’s repairs are almost finished. On XX/XX/XXXX, the borrower had a claim check inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance accessing their online account. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  A loss draft claim was filed, due to unspecified damages on XX/XX/XXXX. As of the review date, there is no indication that repairs are XX% completed. The status of the loss draft claim is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738629	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated the property’s repairs are almost finished. On XX/XX/XXXX, the borrower had a claim check inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance accessing their online account. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  A loss draft claim was filed, due to unspecified damages on XX/XX/XXXX. As of the review date, there is no indication that repairs are XX% completed. The status of the loss draft claim is unknown.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54174224	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated the property was burned in a fire and they will be sending in a claim check. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they were still waiting on permits to continue the repairs. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A loss draft claim was filed, due to fire damage, on XX/XX/XXXX. As of the review date, there is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54174224	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated the property was burned in a fire and they will be sending in a claim check. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they were still waiting on permits to continue the repairs. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A loss draft claim was filed, due to fire damage, on XX/XX/XXXX. As of the review date, there is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54174224	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated the property was burned in a fire and they will be sending in a claim check. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they were still waiting on permits to continue the repairs. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A loss draft claim was filed, due to fire damage, on XX/XX/XXXX. As of the review date, there is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54174224	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated the property was burned in a fire and they will be sending in a claim check. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they were still waiting on permits to continue the repairs. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A loss draft claim was filed, due to fire damage, on XX/XX/XXXX. As of the review date, there is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738814	XXX	XXX	Critical	Current	[3] Property Damage - Vandalism - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a reinstatement inquiry. On XX/XX/XXXX, the borrower stated their tenants damaged the subject property and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  On XX/XX/XXXX, the borrower stated their tenants did a lot of damage inside the subject property. There is no evidence of  loss draft claim being filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738814	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a reinstatement inquiry. On XX/XX/XXXX, the borrower stated their tenants damaged the subject property and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  On XX/XX/XXXX, the borrower stated their tenants did a lot of damage inside the subject property. There is no evidence of  loss draft claim being filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738814	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a reinstatement inquiry. On XX/XX/XXXX, the borrower stated their tenants damaged the subject property and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  On XX/XX/XXXX, the borrower stated their tenants did a lot of damage inside the subject property. There is no evidence of  loss draft claim being filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738814	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a reinstatement inquiry. On XX/XX/XXXX, the borrower stated their tenants damaged the subject property and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  On XX/XX/XXXX, the borrower stated their tenants did a lot of damage inside the subject property. There is no evidence of  loss draft claim being filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738954	XXX	XXX	Critical	Current	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower declined automated payments and that they have bill pay set up with their bank. On XX/XX/XXXX, the borrower stated that bill pay sent a payment on XX/XX/XXXX. Advised them that the payment was not received. Borrower stated that they will check with their bank. On XX/XX/XXXX, the borrower inquired on payment increase and will make a payment next week for escrow. On XX/XX/XXXX, borrower discussed documents needed for workout and discussed paying shortage. FEMA disaster for wildfires and straight-line winds was declared on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they were impacted by the natural disaster and had wind damage to fence, roof, electrical and outdoor furniture. Borrower wanted to verify that they had wind insurance. Forbearance disaster plan was noted on XX/XX/XXXX for 3 months from XX/XXXX to XX/XXXX. On XX/XX/XXXX, the borrower inquiry on address to mail in insurance claim checks for endorsement. On XX/XX/XXXX, borrower wanted to close the forbearance plan and set-up bi-weekly automated payments. On XX/XX/XXXX, borrower wanted to discuss changes to automated payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage was first noted on XX/XX/XXXX. Borrower stated that they were impacted by the disaster and that there was fence damage in three places, roof damage, electrical damage and outdoor furniture damage. On XX/XX/XXXX, borrower requested address to send claim check for endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA designated disaster of California wildfires and straight-line winds (XX), which was declared on XX/XX/XXXX. Property damage was noted on XX/XX/XXXX. Unsure if damage is related to disaster since borrower noted wind damage.

XXX	XXX	991738954	XXX	XXX	Non Critical	Current	[2] Property is located in a XX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower declined automated payments and that they have bill pay set up with their bank. On XX/XX/XXXX, the borrower stated that bill pay sent a payment on XX/XX/XXXX. Advised them that the payment was not received. Borrower stated that they will check with their bank. On XX/XX/XXXX, the borrower inquired on payment increase and will make a payment next week for escrow. On XX/XX/XXXX, borrower discussed documents needed for workout and discussed paying shortage. FEMA disaster for wildfires and straight-line winds was declared on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they were impacted by the natural disaster and had wind damage to fence, roof, electrical and outdoor furniture. Borrower wanted to verify that they had wind insurance. Forbearance disaster plan was noted on XX/XX/XXXX for 3 months from XX/XXXX to XX/XXXX. On XX/XX/XXXX, the borrower inquiry on address to mail in insurance claim checks for endorsement. On XX/XX/XXXX, borrower wanted to close the forbearance plan and set-up bi-weekly automated payments. On XX/XX/XXXX, borrower wanted to discuss changes to automated payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage was first noted on XX/XX/XXXX. Borrower stated that they were impacted by the disaster and that there was fence damage in three places, roof damage, electrical damage and outdoor furniture damage. On XX/XX/XXXX, borrower requested address to send claim check for endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA designated disaster of California wildfires and straight-line winds (XX), which was declared on XX/XX/XXXX. Property damage was noted on XX/XX/XXXX. Unsure if damage is related to disaster since borrower noted wind damage.

XXX	XXX	991738954	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower declined automated payments and that they have bill pay set up with their bank. On XX/XX/XXXX, the borrower stated that bill pay sent a payment on XX/XX/XXXX. Advised them that the payment was not received. Borrower stated that they will check with their bank. On XX/XX/XXXX, the borrower inquired on payment increase and will make a payment next week for escrow. On XX/XX/XXXX, borrower discussed documents needed for workout and discussed paying shortage. FEMA disaster for wildfires and straight-line winds was declared on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they were impacted by the natural disaster and had wind damage to fence, roof, electrical and outdoor furniture. Borrower wanted to verify that they had wind insurance. Forbearance disaster plan was noted on XX/XX/XXXX for 3 months from XX/XXXX to XX/XXXX. On XX/XX/XXXX, the borrower inquiry on address to mail in insurance claim checks for endorsement. On XX/XX/XXXX, borrower wanted to close the forbearance plan and set-up bi-weekly automated payments. On XX/XX/XXXX, borrower wanted to discuss changes to automated payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage was first noted on XX/XX/XXXX. Borrower stated that they were impacted by the disaster and that there was fence damage in three places, roof damage, electrical damage and outdoor furniture damage. On XX/XX/XXXX, borrower requested address to send claim check for endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA designated disaster of California wildfires and straight-line winds (XX), which was declared on XX/XX/XXXX. Property damage was noted on XX/XX/XXXX. Unsure if damage is related to disaster since borrower noted wind damage.

XXX	XXX	991738954	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower declined automated payments and that they have bill pay set up with their bank. On XX/XX/XXXX, the borrower stated that bill pay sent a payment on XX/XX/XXXX. Advised them that the payment was not received. Borrower stated that they will check with their bank. On XX/XX/XXXX, the borrower inquired on payment increase and will make a payment next week for escrow. On XX/XX/XXXX, borrower discussed documents needed for workout and discussed paying shortage. FEMA disaster for wildfires and straight-line winds was declared on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they were impacted by the natural disaster and had wind damage to fence, roof, electrical and outdoor furniture. Borrower wanted to verify that they had wind insurance. Forbearance disaster plan was noted on XX/XX/XXXX for 3 months from XX/XXXX to XX/XXXX. On XX/XX/XXXX, the borrower inquiry on address to mail in insurance claim checks for endorsement. On XX/XX/XXXX, borrower wanted to close the forbearance plan and set-up bi-weekly automated payments. On XX/XX/XXXX, borrower wanted to discuss changes to automated payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage was first noted on XX/XX/XXXX. Borrower stated that they were impacted by the disaster and that there was fence damage in three places, roof damage, electrical damage and outdoor furniture damage. On XX/XX/XXXX, borrower requested address to send claim check for endorsement. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA designated disaster of California wildfires and straight-line winds (XX), which was declared on XX/XX/XXXX. Property damage was noted on XX/XX/XXXX. Unsure if damage is related to disaster since borrower noted wind damage.

XXX	XXX	54855205	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party was advised of amount needed to cure the account. On XX/XX/XXXX, the borrower stated that they would be make the reinstatement payment on the last week of September. On XX/XX/XXXX, the borrower requested reinstatement quote. On XX/XX/XXXX, the borrower inquired status of application. Advised them on what was needed. On XX/XX/XXXX, the borrower stated that the bank wired the reinstatement on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payments and requested for escrow to be removed. Advised them of the escrow shortage as well. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower scheduled a payment and stated that they would be paying the shortage at the end of the month. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment and stated that they would set up automated payments. On XX/XX/XXXX, the borrower made a payment and noted that they have a new insurance company and will be sending in the information. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment and discussed insurance. Advised them to call the prior insurance company and cancel and then have the current insurance send information. On XX/XX/XXXX, the borrower followed up on insurance and discussed shortage. On XX/XX/XXXX, the borrower stated that they would make a payment online. On XX/XX/XXXX, the borrower discussed escrow analysis and payment change. Borrower made payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed insurance and escrow surplus checks. On XX/XX/XXXX, the borrower discussed escrow and disbursement amount. On XX/XX/XXXX, the borrower inquired on original lender's contact information. On XX/XX/XXXX, the borrower inquired on yearly premium for insurance. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster California severe storm and flooding (XX), which was declared on XX/XX/XXXX. There was no property damage noted.

XXX	XXX	54855205	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party was advised of amount needed to cure the account. On XX/XX/XXXX, the borrower stated that they would be make the reinstatement payment on the last week of September. On XX/XX/XXXX, the borrower requested reinstatement quote. On XX/XX/XXXX, the borrower inquired status of application. Advised them on what was needed. On XX/XX/XXXX, the borrower stated that the bank wired the reinstatement on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payments and requested for escrow to be removed. Advised them of the escrow shortage as well. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower scheduled a payment and stated that they would be paying the shortage at the end of the month. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment and stated that they would set up automated payments. On XX/XX/XXXX, the borrower made a payment and noted that they have a new insurance company and will be sending in the information. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment and discussed insurance. Advised them to call the prior insurance company and cancel and then have the current insurance send information. On XX/XX/XXXX, the borrower followed up on insurance and discussed shortage. On XX/XX/XXXX, the borrower stated that they would make a payment online. On XX/XX/XXXX, the borrower discussed escrow analysis and payment change. Borrower made payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed insurance and escrow surplus checks. On XX/XX/XXXX, the borrower discussed escrow and disbursement amount. On XX/XX/XXXX, the borrower inquired on original lender's contact information. On XX/XX/XXXX, the borrower inquired on yearly premium for insurance. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster California severe storm and flooding (XX), which was declared on XX/XX/XXXX. There was no property damage noted.

XXX	XXX	50708232	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. A payment deferral was applied to the account on XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Comments, dated XX/XX/XXXX, indicates the borrower filed a loss draft claim, due to roof damages, but their insurance company dropped the policy. As of the review date, there is no evidence of a loss draft claim was filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	50708232	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. A payment deferral was applied to the account on XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Comments, dated XX/XX/XXXX, indicates the borrower filed a loss draft claim, due to roof damages, but their insurance company dropped the policy. As of the review date, there is no evidence of a loss draft claim was filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	50708232	XXX	XXX	Critical	Current	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. A payment deferral was applied to the account on XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Comments, dated XX/XX/XXXX, indicates the borrower filed a loss draft claim, due to roof damages, but their insurance company dropped the policy. As of the review date, there is no evidence of a loss draft claim was filed or that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	58927964	XXX	XXX	Critical	Current	[3] Property Damage - Flood - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted flooding in the property and was transferred to the claims department. On XX/XX/XXXX, the borrower stated that insurance carrier has been sending claim check to servicer. Borrower was going to be transferred to loss draft department but the borrower cut the call short. On XX/XX/XXXX, the borrower inquired on assistance options. The borrower also noted that they have not started any repairs and just received the claim check. Reason for delinquency was noted as extended problems. On XX/XX/XXXX, the borrower wanted to know if the deferral agreement was received. Borrower also noted that repairs on the property are being slow. Per comment on XX/XX/XXXX, deferment was completed for 4 months. On XX/XX/XXXX, the borrower called to discuss account. Claim check in the amount of $XX was received on XX/XX/XXXX and was processed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Flood damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check was received and that repairs have not started. On XX/XX/XXXX, the borrower noted that repairs are being slow. Claim check in the amount of $XX was noted on XX/XX/XXXX. No indication of repairs being completed or XX% inspection on file.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was located in a XX disaster area for Florida hurricane Helene (XX), which was declared on XX/XX/XXXX. This was around the time of flooding damage noted by the borrower on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Debby (XX), which was declared on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Idalia (XX), which was declared on XX/XX/XXXX.

XXX	XXX	58927964	XXX	XXX	Non Critical	Current	[2] Property is located in a XX disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted flooding in the property and was transferred to the claims department. On XX/XX/XXXX, the borrower stated that insurance carrier has been sending claim check to servicer. Borrower was going to be transferred to loss draft department but the borrower cut the call short. On XX/XX/XXXX, the borrower inquired on assistance options. The borrower also noted that they have not started any repairs and just received the claim check. Reason for delinquency was noted as extended problems. On XX/XX/XXXX, the borrower wanted to know if the deferral agreement was received. Borrower also noted that repairs on the property are being slow. Per comment on XX/XX/XXXX, deferment was completed for 4 months. On XX/XX/XXXX, the borrower called to discuss account. Claim check in the amount of $XX was received on XX/XX/XXXX and was processed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Flood damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check was received and that repairs have not started. On XX/XX/XXXX, the borrower noted that repairs are being slow. Claim check in the amount of $XX was noted on XX/XX/XXXX. No indication of repairs being completed or XX% inspection on file.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was located in a XX disaster area for Florida hurricane Helene (XX), which was declared on XX/XX/XXXX. This was around the time of flooding damage noted by the borrower on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Debby (XX), which was declared on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Idalia (XX), which was declared on XX/XX/XXXX.

XXX	XXX	58927964	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted flooding in the property and was transferred to the claims department. On XX/XX/XXXX, the borrower stated that insurance carrier has been sending claim check to servicer. Borrower was going to be transferred to loss draft department but the borrower cut the call short. On XX/XX/XXXX, the borrower inquired on assistance options. The borrower also noted that they have not started any repairs and just received the claim check. Reason for delinquency was noted as extended problems. On XX/XX/XXXX, the borrower wanted to know if the deferral agreement was received. Borrower also noted that repairs on the property are being slow. Per comment on XX/XX/XXXX, deferment was completed for 4 months. On XX/XX/XXXX, the borrower called to discuss account. Claim check in the amount of $XX was received on XX/XX/XXXX and was processed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Flood damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check was received and that repairs have not started. On XX/XX/XXXX, the borrower noted that repairs are being slow. Claim check in the amount of $XX was noted on XX/XX/XXXX. No indication of repairs being completed or XX% inspection on file.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was located in a XX disaster area for Florida hurricane Helene (XX), which was declared on XX/XX/XXXX. This was around the time of flooding damage noted by the borrower on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Debby (XX), which was declared on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Idalia (XX), which was declared on XX/XX/XXXX.

XXX	XXX	58927964	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted flooding in the property and was transferred to the claims department. On XX/XX/XXXX, the borrower stated that insurance carrier has been sending claim check to servicer. Borrower was going to be transferred to loss draft department but the borrower cut the call short. On XX/XX/XXXX, the borrower inquired on assistance options. The borrower also noted that they have not started any repairs and just received the claim check. Reason for delinquency was noted as extended problems. On XX/XX/XXXX, the borrower wanted to know if the deferral agreement was received. Borrower also noted that repairs on the property are being slow. Per comment on XX/XX/XXXX, deferment was completed for 4 months. On XX/XX/XXXX, the borrower called to discuss account. Claim check in the amount of $XX was received on XX/XX/XXXX and was processed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Flood damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check was received and that repairs have not started. On XX/XX/XXXX, the borrower noted that repairs are being slow. Claim check in the amount of $XX was noted on XX/XX/XXXX. No indication of repairs being completed or XX% inspection on file.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was located in a XX disaster area for Florida hurricane Helene (XX), which was declared on XX/XX/XXXX. This was around the time of flooding damage noted by the borrower on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Debby (XX), which was declared on XX/XX/XXXX. Property was located in a XX disaster area for Florida hurricane Idalia (XX), which was declared on XX/XX/XXXX.

XXX	XXX	56409404	XXX	XXX	Critical	Current	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $XX. On XX/XX/XXXX, The borrower noted about an incident that occurred at the property and that they had to file a claim. Borrower noted that they have a claim check and wanted to know the next steps. Borrower was transferred. It was later noted on XX/XX/XXXX to be water damage and claim check was for $XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they filed a claim and received a claim check and wanted to know next steps. On XX/XX/XXXX, third party noted claim check for water damage in the amount of $XX and wanted to know next steps. There was no indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	56409404	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $XX. On XX/XX/XXXX, The borrower noted about an incident that occurred at the property and that they had to file a claim. Borrower noted that they have a claim check and wanted to know the next steps. Borrower was transferred. It was later noted on XX/XX/XXXX to be water damage and claim check was for $XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they filed a claim and received a claim check and wanted to know next steps. On XX/XX/XXXX, third party noted claim check for water damage in the amount of $XX and wanted to know next steps. There was no indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	56409404	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $XX. On XX/XX/XXXX, The borrower noted about an incident that occurred at the property and that they had to file a claim. Borrower noted that they have a claim check and wanted to know the next steps. Borrower was transferred. It was later noted on XX/XX/XXXX to be water damage and claim check was for $XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted that they filed a claim and received a claim check and wanted to know next steps. On XX/XX/XXXX, third party noted claim check for water damage in the amount of $XX and wanted to know next steps. There was no indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	57689582	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower stated they needed to file an insurance claim due to hurricane damage. On XX/XX/XXXX, the borrower had an escrow related inquiry.  On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, the borrower stated they needed to file a loss draft claim due to hurricane damage. As of the review date, there is no indication that a loss draft claim was filed or that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflect the subject property is located in an area declared a XX disaster area due to Hurricane Milton. No FEMA designation was provided in the comments. Property damage was identified.

XXX	XXX	57689582	XXX	XXX	Critical	Current	[3] Property Damage - Other Natural Causes - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower stated they needed to file an insurance claim due to hurricane damage. On XX/XX/XXXX, the borrower had an escrow related inquiry.  On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, the borrower stated they needed to file a loss draft claim due to hurricane damage. As of the review date, there is no indication that a loss draft claim was filed or that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflect the subject property is located in an area declared a XX disaster area due to Hurricane Milton. No FEMA designation was provided in the comments. Property damage was identified.

XXX	XXX	57689582	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower stated they needed to file an insurance claim due to hurricane damage. On XX/XX/XXXX, the borrower had an escrow related inquiry.  On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, the borrower stated they needed to file a loss draft claim due to hurricane damage. As of the review date, there is no indication that a loss draft claim was filed or that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflect the subject property is located in an area declared a XX disaster area due to Hurricane Milton. No FEMA designation was provided in the comments. Property damage was identified.

XXX	XXX	991738758	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance claim and was advised that, back in April, the inspector told them that repairs were at XX% completion and then was told that repairs were at XX%. Borrower stated that they were now told that repairs were only at XX%. Borrower stated that they needed to get money to the contractors to get the repairs finished and was wondering why funds were not being released to them. Advised the borrower that they would need to speak with the insurance department. Dispute for insurance claim was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted restricted escrow funds to be released in order to repair the home. On XX/XX/XXXX, the borrower inquired on taxes and stated that they submitted tax documents that reflected taxes being decreased by a lot. Borrower requested a new escrow analysis to be ran. Escrow dispute was noted on XX/XX/XXXX. Dispute resolution letter was sent on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on information on endorsed claim check. On XX/XX/XXXX, the borrower was disputing insurance check disbursement for repairs to the home. On XX/XX/XXXX, the borrower stated that there was fire at the home and received $XX to repair home. Borrower stated that only received $XX to start repairs but they have not received any further funding. On XX/XX/XXXX, the borrower stated that the inspector advised repairs were at XX% and then was told that repairs were at XX%. Borrower stated that they needed money for the contractors to get the repairs finished. Borrower wanted to know why funds have not been released.  On XX/XX/XXXX, there was a dispute pertaining to the insurance claim. On XX/XX/XXXX, the borrower requested funds from escrow to repair the home. There was no indication that the damage was resolved.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738758	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance claim and was advised that, back in April, the inspector told them that repairs were at XX% completion and then was told that repairs were at XX%. Borrower stated that they were now told that repairs were only at XX%. Borrower stated that they needed to get money to the contractors to get the repairs finished and was wondering why funds were not being released to them. Advised the borrower that they would need to speak with the insurance department. Dispute for insurance claim was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted restricted escrow funds to be released in order to repair the home. On XX/XX/XXXX, the borrower inquired on taxes and stated that they submitted tax documents that reflected taxes being decreased by a lot. Borrower requested a new escrow analysis to be ran. Escrow dispute was noted on XX/XX/XXXX. Dispute resolution letter was sent on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on information on endorsed claim check. On XX/XX/XXXX, the borrower was disputing insurance check disbursement for repairs to the home. On XX/XX/XXXX, the borrower stated that there was fire at the home and received $XX to repair home. Borrower stated that only received $XX to start repairs but they have not received any further funding. On XX/XX/XXXX, the borrower stated that the inspector advised repairs were at XX% and then was told that repairs were at XX%. Borrower stated that they needed money for the contractors to get the repairs finished. Borrower wanted to know why funds have not been released.  On XX/XX/XXXX, there was a dispute pertaining to the insurance claim. On XX/XX/XXXX, the borrower requested funds from escrow to repair the home. There was no indication that the damage was resolved.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738758	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance claim and was advised that, back in April, the inspector told them that repairs were at XX% completion and then was told that repairs were at XX%. Borrower stated that they were now told that repairs were only at XX%. Borrower stated that they needed to get money to the contractors to get the repairs finished and was wondering why funds were not being released to them. Advised the borrower that they would need to speak with the insurance department. Dispute for insurance claim was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted restricted escrow funds to be released in order to repair the home. On XX/XX/XXXX, the borrower inquired on taxes and stated that they submitted tax documents that reflected taxes being decreased by a lot. Borrower requested a new escrow analysis to be ran. Escrow dispute was noted on XX/XX/XXXX. Dispute resolution letter was sent on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on information on endorsed claim check. On XX/XX/XXXX, the borrower was disputing insurance check disbursement for repairs to the home. On XX/XX/XXXX, the borrower stated that there was fire at the home and received $XX to repair home. Borrower stated that only received $XX to start repairs but they have not received any further funding. On XX/XX/XXXX, the borrower stated that the inspector advised repairs were at XX% and then was told that repairs were at XX%. Borrower stated that they needed money for the contractors to get the repairs finished. Borrower wanted to know why funds have not been released.  On XX/XX/XXXX, there was a dispute pertaining to the insurance claim. On XX/XX/XXXX, the borrower requested funds from escrow to repair the home. There was no indication that the damage was resolved.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738758	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance claim and was advised that, back in April, the inspector told them that repairs were at XX% completion and then was told that repairs were at XX%. Borrower stated that they were now told that repairs were only at XX%. Borrower stated that they needed to get money to the contractors to get the repairs finished and was wondering why funds were not being released to them. Advised the borrower that they would need to speak with the insurance department. Dispute for insurance claim was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted restricted escrow funds to be released in order to repair the home. On XX/XX/XXXX, the borrower inquired on taxes and stated that they submitted tax documents that reflected taxes being decreased by a lot. Borrower requested a new escrow analysis to be ran. Escrow dispute was noted on XX/XX/XXXX. Dispute resolution letter was sent on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on information on endorsed claim check. On XX/XX/XXXX, the borrower was disputing insurance check disbursement for repairs to the home. On XX/XX/XXXX, the borrower stated that there was fire at the home and received $XX to repair home. Borrower stated that only received $XX to start repairs but they have not received any further funding. On XX/XX/XXXX, the borrower stated that the inspector advised repairs were at XX% and then was told that repairs were at XX%. Borrower stated that they needed money for the contractors to get the repairs finished. Borrower wanted to know why funds have not been released.  On XX/XX/XXXX, there was a dispute pertaining to the insurance claim. On XX/XX/XXXX, the borrower requested funds from escrow to repair the home. There was no indication that the damage was resolved.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738912	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they scheduled the payment for the account. On XX/XX/XXXX, the borrower requested to have escrow removed from the account. On XX/XX/XXXX, the borrower discussed escrow and was advised that taxes and insurance were paid in XXXX. On XX/XX/XXXX, the borrower inquired on escrow. Borrower wonder if there was any refund since the escrow account was closed. Advised them that an escrow analysis would need to be requested. On XX/XX/XXXX, the borrower noted that the property was impacted by the hurricane and tenants lost their jobs due to no power. Borrower was not sure if the tenants were coming back. A 3-month forbearance plan from XX/XXXX to XX/XXXX was noted on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed forbearance plan. On XX/XX/XXXX, the borrower wanted to know of options once the forbearance plan ends. On XX/XX/XXXX, the borrower made a payment and was advised of loan still being under forbearance plan. On XX/XX/XXXX, the borrower discussed forbearance ending and 1098 statement. Borrower accepted a 6-month repayment plan with payments starting XX/XX/XXXX. On XX/XX/XXXX, borrower discussed repayment plan. On XX/XX/XXXX, borrower made payment and will add both accounts to be able to make online payments. On XX/XX/XXXX, the borrower made a payment and discussed late fees. On XX/XX/XXXX, the borrower noted that this account should be under their business name and that the credit should not be reporting to their name. Dispute for this issue was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. Dispute resolution letter was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account and needing information to get on to the website to make a payment. On XX/XX/XXXX, the borrower inquired on being able to see both accounts online. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738912	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they scheduled the payment for the account. On XX/XX/XXXX, the borrower requested to have escrow removed from the account. On XX/XX/XXXX, the borrower discussed escrow and was advised that taxes and insurance were paid in XXXX. On XX/XX/XXXX, the borrower inquired on escrow. Borrower wonder if there was any refund since the escrow account was closed. Advised them that an escrow analysis would need to be requested. On XX/XX/XXXX, the borrower noted that the property was impacted by the hurricane and tenants lost their jobs due to no power. Borrower was not sure if the tenants were coming back. A 3-month forbearance plan from XX/XXXX to XX/XXXX was noted on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed forbearance plan. On XX/XX/XXXX, the borrower wanted to know of options once the forbearance plan ends. On XX/XX/XXXX, the borrower made a payment and was advised of loan still being under forbearance plan. On XX/XX/XXXX, the borrower discussed forbearance ending and 1098 statement. Borrower accepted a 6-month repayment plan with payments starting XX/XX/XXXX. On XX/XX/XXXX, borrower discussed repayment plan. On XX/XX/XXXX, borrower made payment and will add both accounts to be able to make online payments. On XX/XX/XXXX, the borrower made a payment and discussed late fees. On XX/XX/XXXX, the borrower noted that this account should be under their business name and that the credit should not be reporting to their name. Dispute for this issue was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. Dispute resolution letter was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account and needing information to get on to the website to make a payment. On XX/XX/XXXX, the borrower inquired on being able to see both accounts online. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738912	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they scheduled the payment for the account. On XX/XX/XXXX, the borrower requested to have escrow removed from the account. On XX/XX/XXXX, the borrower discussed escrow and was advised that taxes and insurance were paid in XXXX. On XX/XX/XXXX, the borrower inquired on escrow. Borrower wonder if there was any refund since the escrow account was closed. Advised them that an escrow analysis would need to be requested. On XX/XX/XXXX, the borrower noted that the property was impacted by the hurricane and tenants lost their jobs due to no power. Borrower was not sure if the tenants were coming back. A 3-month forbearance plan from XX/XXXX to XX/XXXX was noted on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed forbearance plan. On XX/XX/XXXX, the borrower wanted to know of options once the forbearance plan ends. On XX/XX/XXXX, the borrower made a payment and was advised of loan still being under forbearance plan. On XX/XX/XXXX, the borrower discussed forbearance ending and 1098 statement. Borrower accepted a 6-month repayment plan with payments starting XX/XX/XXXX. On XX/XX/XXXX, borrower discussed repayment plan. On XX/XX/XXXX, borrower made payment and will add both accounts to be able to make online payments. On XX/XX/XXXX, the borrower made a payment and discussed late fees. On XX/XX/XXXX, the borrower noted that this account should be under their business name and that the credit should not be reporting to their name. Dispute for this issue was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. Dispute resolution letter was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account and needing information to get on to the website to make a payment. On XX/XX/XXXX, the borrower inquired on being able to see both accounts online. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738918	XXX	XXX	Non Critical	Current	[2] Property is located in a XX disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if the taxes were going to be paid. On XX/XX/XXXX, the borrower noted that they have not been working for a while and wanted to cancel the pending payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower talked about double payment and requested a refund of one of the payments. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower discussed double payments. Advised them that there was an automated payment and that a payment was made over the phone. Borrower requested a refund on one of the payments. On XX/XX/XXXX, borrower discussed payment plan. On XX/XX/XXXX, the borrower was advised that December's payment was returned due to non-sufficient funds and that the last payment that was cleared went to January's payment. Borrower noted reason for delinquency as unemployment. On XX/XX/XXXX, borrower stated that they started a new job. Borrower stated that they will try to bring the account current by end of May. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, borrower made a payment for XX/XX/XXXX and was advised of returned payment from XX/XX/XXXX due to insufficient funds. On XX/XX/XXXX, the borrower noted reason for delinquent being due to excessive obligations and discussed payment arrangements. On XX/XX/XXXX, the borrower inquired on what was paid for insurance last year. On XX/XX/XXXX, the borrower inquired on July payment. On XX/XX/XXXX, the borrower requested information on how to endorse insurance claim check. Borrower followed up on this on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed repayment plan and scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payment plan and next plan payments. There was no further contact with the borrower. Loan is 30 days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on how to endorse claim check. On XX/XX/XXXX, borrower inquired on claim check. No evidence of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster of Texas severe storms, straight-line winds, tornadoes and flooding (XX), which was declared on XX/XX/XXXX. Unable to determine if damage was related to FEMA disaster since first note of damage was on XX/XX/XXXX and damage was unspecified.

XXX	XXX	991738918	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if the taxes were going to be paid. On XX/XX/XXXX, the borrower noted that they have not been working for a while and wanted to cancel the pending payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower talked about double payment and requested a refund of one of the payments. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower discussed double payments. Advised them that there was an automated payment and that a payment was made over the phone. Borrower requested a refund on one of the payments. On XX/XX/XXXX, borrower discussed payment plan. On XX/XX/XXXX, the borrower was advised that December's payment was returned due to non-sufficient funds and that the last payment that was cleared went to January's payment. Borrower noted reason for delinquency as unemployment. On XX/XX/XXXX, borrower stated that they started a new job. Borrower stated that they will try to bring the account current by end of May. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, borrower made a payment for XX/XX/XXXX and was advised of returned payment from XX/XX/XXXX due to insufficient funds. On XX/XX/XXXX, the borrower noted reason for delinquent being due to excessive obligations and discussed payment arrangements. On XX/XX/XXXX, the borrower inquired on what was paid for insurance last year. On XX/XX/XXXX, the borrower inquired on July payment. On XX/XX/XXXX, the borrower requested information on how to endorse insurance claim check. Borrower followed up on this on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed repayment plan and scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payment plan and next plan payments. There was no further contact with the borrower. Loan is 30 days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on how to endorse claim check. On XX/XX/XXXX, borrower inquired on claim check. No evidence of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster of Texas severe storms, straight-line winds, tornadoes and flooding (XX), which was declared on XX/XX/XXXX. Unable to determine if damage was related to FEMA disaster since first note of damage was on XX/XX/XXXX and damage was unspecified.

XXX	XXX	991738918	XXX	XXX	Non Critical	Current	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if the taxes were going to be paid. On XX/XX/XXXX, the borrower noted that they have not been working for a while and wanted to cancel the pending payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower talked about double payment and requested a refund of one of the payments. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower discussed double payments. Advised them that there was an automated payment and that a payment was made over the phone. Borrower requested a refund on one of the payments. On XX/XX/XXXX, borrower discussed payment plan. On XX/XX/XXXX, the borrower was advised that December's payment was returned due to non-sufficient funds and that the last payment that was cleared went to January's payment. Borrower noted reason for delinquency as unemployment. On XX/XX/XXXX, borrower stated that they started a new job. Borrower stated that they will try to bring the account current by end of May. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, borrower made a payment for XX/XX/XXXX and was advised of returned payment from XX/XX/XXXX due to insufficient funds. On XX/XX/XXXX, the borrower noted reason for delinquent being due to excessive obligations and discussed payment arrangements. On XX/XX/XXXX, the borrower inquired on what was paid for insurance last year. On XX/XX/XXXX, the borrower inquired on July payment. On XX/XX/XXXX, the borrower requested information on how to endorse insurance claim check. Borrower followed up on this on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed repayment plan and scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payment plan and next plan payments. There was no further contact with the borrower. Loan is 30 days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was first noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on how to endorse claim check. On XX/XX/XXXX, borrower inquired on claim check. No evidence of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster of Texas severe storms, straight-line winds, tornadoes and flooding (XX), which was declared on XX/XX/XXXX. Unable to determine if damage was related to FEMA disaster since first note of damage was on XX/XX/XXXX and damage was unspecified.

XXX	XXX	991738156	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment and inquired about their loss draft claim. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower needed assistance getting their password reset. On XX/XX/XXXX, the borrower inquired about their payment change. On XX/XX/XXXX, the borrower stated they were waiting on permits to continue their repairs. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated their roof has been replaced and they are ready for an inspection. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower called to discuss their property’s repairs. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower filed a loss draft claim, due to fire damage, on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated their property's roof has been replaced and they need an inspection. As of the review date, the status of the loss draft claim is unknown. There is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738156	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment and inquired about their loss draft claim. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower needed assistance getting their password reset. On XX/XX/XXXX, the borrower inquired about their payment change. On XX/XX/XXXX, the borrower stated they were waiting on permits to continue their repairs. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated their roof has been replaced and they are ready for an inspection. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower called to discuss their property’s repairs. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower filed a loss draft claim, due to fire damage, on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated their property's roof has been replaced and they need an inspection. As of the review date, the status of the loss draft claim is unknown. There is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738156	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment and inquired about their loss draft claim. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower needed assistance getting their password reset. On XX/XX/XXXX, the borrower inquired about their payment change. On XX/XX/XXXX, the borrower stated they were waiting on permits to continue their repairs. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated their roof has been replaced and they are ready for an inspection. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower called to discuss their property’s repairs. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower filed a loss draft claim, due to fire damage, on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated their property's roof has been replaced and they need an inspection. As of the review date, the status of the loss draft claim is unknown. There is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738156	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment and inquired about their loss draft claim. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower needed assistance getting their password reset. On XX/XX/XXXX, the borrower inquired about their payment change. On XX/XX/XXXX, the borrower stated they were waiting on permits to continue their repairs. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated their roof has been replaced and they are ready for an inspection. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower called to discuss their property’s repairs. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower filed a loss draft claim, due to fire damage, on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated their property's roof has been replaced and they need an inspection. As of the review date, the status of the loss draft claim is unknown. There is no evidence that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739162	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they would send in funds each month to pay off the deferral advance. On XX/XX/XXXX, the borrower discussed advance amount. Borrower scheduled half of the advance payment for XX/XX/XXXX and the other half for XX/XX/XXXX. On XX/XX/XXXX, the borrower deleted the advance payments and scheduled three payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX to pay for the advance. On XX/XX/XXXX, the borrower discussed last payment made for insurance. On XX/XX/XXXX, the borrower made a final payment for the advance. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower inquired on a missing claim check and was transferred to loss draft department. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower needed to file a claim. On XX/XX/XXXX, the borrower noted that they sent a claim check for endorsement. On XX/XX/XXXX, the borrower inquired on missing claim check. There was no indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739162	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they would send in funds each month to pay off the deferral advance. On XX/XX/XXXX, the borrower discussed advance amount. Borrower scheduled half of the advance payment for XX/XX/XXXX and the other half for XX/XX/XXXX. On XX/XX/XXXX, the borrower deleted the advance payments and scheduled three payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX to pay for the advance. On XX/XX/XXXX, the borrower discussed last payment made for insurance. On XX/XX/XXXX, the borrower made a final payment for the advance. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower inquired on a missing claim check and was transferred to loss draft department. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower needed to file a claim. On XX/XX/XXXX, the borrower noted that they sent a claim check for endorsement. On XX/XX/XXXX, the borrower inquired on missing claim check. There was no indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739162	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they would send in funds each month to pay off the deferral advance. On XX/XX/XXXX, the borrower discussed advance amount. Borrower scheduled half of the advance payment for XX/XX/XXXX and the other half for XX/XX/XXXX. On XX/XX/XXXX, the borrower deleted the advance payments and scheduled three payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX to pay for the advance. On XX/XX/XXXX, the borrower discussed last payment made for insurance. On XX/XX/XXXX, the borrower made a final payment for the advance. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower inquired on a missing claim check and was transferred to loss draft department. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower needed to file a claim. On XX/XX/XXXX, the borrower noted that they sent a claim check for endorsement. On XX/XX/XXXX, the borrower inquired on missing claim check. There was no indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739162	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they would send in funds each month to pay off the deferral advance. On XX/XX/XXXX, the borrower discussed advance amount. Borrower scheduled half of the advance payment for XX/XX/XXXX and the other half for XX/XX/XXXX. On XX/XX/XXXX, the borrower deleted the advance payments and scheduled three payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX to pay for the advance. On XX/XX/XXXX, the borrower discussed last payment made for insurance. On XX/XX/XXXX, the borrower made a final payment for the advance. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower inquired on a missing claim check and was transferred to loss draft department. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower needed to file a claim. On XX/XX/XXXX, the borrower noted that they sent a claim check for endorsement. On XX/XX/XXXX, the borrower inquired on missing claim check. There was no indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738510	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, reflect the borrower needed their hazard claim check endorsed. The type of property damage and date the loss draft claim was filed were not provided in the comments. There is no indication that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738510	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, reflect the borrower needed their hazard claim check endorsed. The type of property damage and date the loss draft claim was filed were not provided in the comments. There is no indication that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738510	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, reflect the borrower needed their hazard claim check endorsed. The type of property damage and date the loss draft claim was filed were not provided in the comments. There is no indication that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738510	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, reflect the borrower needed their hazard claim check endorsed. The type of property damage and date the loss draft claim was filed were not provided in the comments. There is no indication that repairs are XX% completed.  Property repair is in process.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738320	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower noted a claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check. No indication of claim check being received. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738320	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower noted a claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check. No indication of claim check being received. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738320	XXX	XXX	Critical	Current	[3] Property Damage - XXX - No evidence of resolution
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower noted a claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check. No indication of claim check being received. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738320	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower noted a claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted on XX/XX/XXXX. On XX/XX/XXXX, borrower noted claim check. No indication of claim check being received. No indication of damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738854	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested refund for a double payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738854	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested refund for a double payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738854	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested refund for a double payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739134	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. Borrower also opted into paperless. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. No indication of claim being  filed or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739134	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. Borrower also opted into paperless. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. No indication of claim being  filed or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739134	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. Borrower also opted into paperless. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. No indication of claim being  filed or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991739134	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. Borrower also opted into paperless. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that the property burned down from the natural disaster. No indication of claim being  filed or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738573	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of property being lost in the recent natural disaster and will be filing an insurance claim. Advised the borrower to provide information once a claim is filed. On XX/XX/XXXX, the borrower noted that the property was lost from the wildfire and that the property is a rental. Borrower inquired on forbearance was an option. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that home was lost from the natural disaster and filing a claim with their insurance company. On XX/XX/XXXX it was noted that the wildfire cause the property to be lost. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738573	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of property being lost in the recent natural disaster and will be filing an insurance claim. Advised the borrower to provide information once a claim is filed. On XX/XX/XXXX, the borrower noted that the property was lost from the wildfire and that the property is a rental. Borrower inquired on forbearance was an option. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that home was lost from the natural disaster and filing a claim with their insurance company. On XX/XX/XXXX it was noted that the wildfire cause the property to be lost. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738573	XXX	XXX	Critical	Current	[3] Property Damage - XX - No evidence of repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of property being lost in the recent natural disaster and will be filing an insurance claim. Advised the borrower to provide information once a claim is filed. On XX/XX/XXXX, the borrower noted that the property was lost from the wildfire and that the property is a rental. Borrower inquired on forbearance was an option. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that home was lost from the natural disaster and filing a claim with their insurance company. On XX/XX/XXXX it was noted that the wildfire cause the property to be lost. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738573	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of property being lost in the recent natural disaster and will be filing an insurance claim. Advised the borrower to provide information once a claim is filed. On XX/XX/XXXX, the borrower noted that the property was lost from the wildfire and that the property is a rental. Borrower inquired on forbearance was an option. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damage was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that home was lost from the natural disaster and filing a claim with their insurance company. On XX/XX/XXXX it was noted that the wildfire cause the property to be lost. No indication of claim check being received or damage being resolved.  Property repairs have not started.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	58251991	XXX	XXX	Non Critical	Current	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed reinstatement and noted reason for delinquency as extended problems. On XX/XX/XXXX and XX/XX/XXXX, discussed reinstatement quote. On XX/XX/XXXX, discussed account and reinstatement. On XX/XX/XXXX, borrower stated that they would reinstate the account on XX/XX/XXXX. On XX/XX/XXXX, borrower wanted to know if foreclosure sale was scheduled. On XX/XX/XXXX, borrower discussed account. On XX/XX/XXXX, the borrower stated that they would pay the reinstatement amount at the end of the month. Borrower noted reason for delinquency as curtailment of income. On XX/XX/XXXX, borrower verified the reinstatement amount. On XX/XX/XXXX, the borrower discussed account and amount to bring current. On XX/XX/XXXX, the borrower stated that they would send a wire on XX/XX/XXXX. On XX/XX/XXXX, borrower requested reinstatement quote. On XX/XX/XXXX, borrower discussed reinstatement. On XX/XX/XXXX, discussed reinstatement and wanted to know if modification was possible. On XX/XX/XXXX, borrower discussed reinstatement. On XX/XX/XXXX, the borrower discussed account. Loan modification was processed on XX/XX/XXXX. Foreclosure was dismissed on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would be making a payment online. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower noted that they fell behind due to waiting on clients to pay them. Borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was interested in assistance and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, borrower accepted verbal repayment plan. On XX/XX/XXXX, borrower discussed automated payments and repayment plan. On XX/XX/XXXX, the borrower discussed repayment plan. On XX/XX/XXXX, borrower made a payment. On XX/XX/XXXX, borrower discussed payment for repayment plan. On XX/XX/XXXX, borrower inquired on paying a smaller amount for the plan or changing the due date. Advised them that payment must be made on or before the due date or the plan may default. There was no further contact with the borrower. Loan is 30 days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Property was impacted by FEMA disaster of California wildfires and straight-line winds (XX), which was declared on XX/XX/XXXX. No indication of property damage noted.

XXX	XXX	54906403	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower requested a 1098 statement. On XX/XX/XXXX, the borrower needed assistance resetting their online password. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance access their online account. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  On XX/XX/XXXX, the borrower stated the subject property's roof was leaking and their insurance company denied the claim. As of the review date, there is no evidence that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54906403	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower requested a 1098 statement. On XX/XX/XXXX, the borrower needed assistance resetting their online password. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance access their online account. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  On XX/XX/XXXX, the borrower stated the subject property's roof was leaking and their insurance company denied the claim. As of the review date, there is no evidence that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	54906403	XXX	XXX	Critical	Current	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower requested a 1098 statement. On XX/XX/XXXX, the borrower needed assistance resetting their online password. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance access their online account. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  On XX/XX/XXXX, the borrower stated the subject property's roof was leaking and their insurance company denied the claim. As of the review date, there is no evidence that repairs are XX% completed.  Property repairs have not started.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738537	XXX	XXX	Critical	Current	[3] Loan has evidence of title issue(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they were not able to set-up a payment since they were in court. On XX/XX/XXXX, the borrower requested assistance options and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, the borrower was advised of loan being in review for a modification. On XX/XX/XXXX, borrower was advised of payment being due and borrower stated that they would make a payment on the mobile application. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower was advised of document still needed for review. On XX/XX/XXXX, borrower inquired on workout status. On XX/XX/XXXX, borrower stated that they are working on getting the tax returns for XXXX and working on getting another payment in. On XX/XX/XXXX, the borrower made a payment and was advised of still needing tax returns for XXXX and XXXX. On XX/XX/XXXX, the borrower discussed documents still needed and borrower also requested a reinstatement quote. On XX/XX/XXXX, the borrower discussed reinstatement. On XX/XX/XXXX, the borrower was advised of documents still needed. Borrower stated that they uploaded them and advised them that no documents were received. On XX/XX/XXXX, the borrower was advised of documents still needed and borrower was upset since they already sent in the documents. On XX/XX/XXXX, the borrower was advised of missing a schedule in a tax return documents. On XX/XX/XXXX, the borrower stated that they submitted the documents yesterday. On XX/XX/XXXX, the borrower stated that they would send in an appeal for the modification denial. On XX/XX/XXXX, the borrower was advised of reinstatement amount and borrower stated that they would send in an appeal. Dispute for modification denial was noted on XX/XX/XXXX. Dispute resolution was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they are in the process of reinstating the account. On XX/XX/XXXX, borrower requested reinstatement quote. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower discussed reinstatement. Per comment on XX/XX/XXXX, loan was reinstated. On XX/XX/XXXX, the borrower discussed account. Foreclosure was dismissed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue was for a city lien recorded on XX/XX/XXXX in the amount of $XX. Comment on XX/XX/XXXX noted that the lien was going to be paid at the time of the REO sale but the loan was brought to performing status. No indication of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738537	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they were not able to set-up a payment since they were in court. On XX/XX/XXXX, the borrower requested assistance options and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, the borrower was advised of loan being in review for a modification. On XX/XX/XXXX, borrower was advised of payment being due and borrower stated that they would make a payment on the mobile application. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower was advised of document still needed for review. On XX/XX/XXXX, borrower inquired on workout status. On XX/XX/XXXX, borrower stated that they are working on getting the tax returns for XXXX and working on getting another payment in. On XX/XX/XXXX, the borrower made a payment and was advised of still needing tax returns for XXXX and XXXX. On XX/XX/XXXX, the borrower discussed documents still needed and borrower also requested a reinstatement quote. On XX/XX/XXXX, the borrower discussed reinstatement. On XX/XX/XXXX, the borrower was advised of documents still needed. Borrower stated that they uploaded them and advised them that no documents were received. On XX/XX/XXXX, the borrower was advised of documents still needed and borrower was upset since they already sent in the documents. On XX/XX/XXXX, the borrower was advised of missing a schedule in a tax return documents. On XX/XX/XXXX, the borrower stated that they submitted the documents yesterday. On XX/XX/XXXX, the borrower stated that they would send in an appeal for the modification denial. On XX/XX/XXXX, the borrower was advised of reinstatement amount and borrower stated that they would send in an appeal. Dispute for modification denial was noted on XX/XX/XXXX. Dispute resolution was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they are in the process of reinstating the account. On XX/XX/XXXX, borrower requested reinstatement quote. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower discussed reinstatement. Per comment on XX/XX/XXXX, loan was reinstated. On XX/XX/XXXX, the borrower discussed account. Foreclosure was dismissed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue was for a city lien recorded on XX/XX/XXXX in the amount of $XX. Comment on XX/XX/XXXX noted that the lien was going to be paid at the time of the REO sale but the loan was brought to performing status. No indication of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738537	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they were not able to set-up a payment since they were in court. On XX/XX/XXXX, the borrower requested assistance options and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, the borrower was advised of loan being in review for a modification. On XX/XX/XXXX, borrower was advised of payment being due and borrower stated that they would make a payment on the mobile application. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower was advised of document still needed for review. On XX/XX/XXXX, borrower inquired on workout status. On XX/XX/XXXX, borrower stated that they are working on getting the tax returns for XXXX and working on getting another payment in. On XX/XX/XXXX, the borrower made a payment and was advised of still needing tax returns for XXXX and XXXX. On XX/XX/XXXX, the borrower discussed documents still needed and borrower also requested a reinstatement quote. On XX/XX/XXXX, the borrower discussed reinstatement. On XX/XX/XXXX, the borrower was advised of documents still needed. Borrower stated that they uploaded them and advised them that no documents were received. On XX/XX/XXXX, the borrower was advised of documents still needed and borrower was upset since they already sent in the documents. On XX/XX/XXXX, the borrower was advised of missing a schedule in a tax return documents. On XX/XX/XXXX, the borrower stated that they submitted the documents yesterday. On XX/XX/XXXX, the borrower stated that they would send in an appeal for the modification denial. On XX/XX/XXXX, the borrower was advised of reinstatement amount and borrower stated that they would send in an appeal. Dispute for modification denial was noted on XX/XX/XXXX. Dispute resolution was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they are in the process of reinstating the account. On XX/XX/XXXX, borrower requested reinstatement quote. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower discussed reinstatement. Per comment on XX/XX/XXXX, loan was reinstated. On XX/XX/XXXX, the borrower discussed account. Foreclosure was dismissed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue was for a city lien recorded on XX/XX/XXXX in the amount of $XX. Comment on XX/XX/XXXX noted that the lien was going to be paid at the time of the REO sale but the loan was brought to performing status. No indication of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738261	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party stated that they were going to be make a payment soon. On XX/XX/XXXX, authorized third party stated that they would be making a payment on XX/XX/XXXX. On XX/XX/XXXX, authorized third party made a payment and discussed lender place insurance. Also went over escrow disbursement history. On XX/XX/XXXX, authorized third party made a payment and noted that the property was an investment property. On XX/XX/XXXX, authorized third party made a promise to pay and stated that payments were applied weird and missing about $XX. On XX/XX/XXXX, advised borrower that lender placed insurance was refunded after the proof of coverage was received. Advised them that the amount was refunded back into the escrow account and that a copy of the escrow disbursement history and payment history will help identify how funds were applied. On XX/XX/XXXX, borrower refused to go over account and started to use derogatory language and disconnected the call after using foul language and remarks. On XX/XX/XXXX, discussed lender placed insurance, escrow analysis and advised them that charges have been refunded in full. Advised the borrower of the escrow shortage and payment changes. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738261	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party stated that they were going to be make a payment soon. On XX/XX/XXXX, authorized third party stated that they would be making a payment on XX/XX/XXXX. On XX/XX/XXXX, authorized third party made a payment and discussed lender place insurance. Also went over escrow disbursement history. On XX/XX/XXXX, authorized third party made a payment and noted that the property was an investment property. On XX/XX/XXXX, authorized third party made a promise to pay and stated that payments were applied weird and missing about $XX. On XX/XX/XXXX, advised borrower that lender placed insurance was refunded after the proof of coverage was received. Advised them that the amount was refunded back into the escrow account and that a copy of the escrow disbursement history and payment history will help identify how funds were applied. On XX/XX/XXXX, borrower refused to go over account and started to use derogatory language and disconnected the call after using foul language and remarks. On XX/XX/XXXX, discussed lender placed insurance, escrow analysis and advised them that charges have been refunded in full. Advised the borrower of the escrow shortage and payment changes. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738261	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party stated that they were going to be make a payment soon. On XX/XX/XXXX, authorized third party stated that they would be making a payment on XX/XX/XXXX. On XX/XX/XXXX, authorized third party made a payment and discussed lender place insurance. Also went over escrow disbursement history. On XX/XX/XXXX, authorized third party made a payment and noted that the property was an investment property. On XX/XX/XXXX, authorized third party made a promise to pay and stated that payments were applied weird and missing about $XX. On XX/XX/XXXX, advised borrower that lender placed insurance was refunded after the proof of coverage was received. Advised them that the amount was refunded back into the escrow account and that a copy of the escrow disbursement history and payment history will help identify how funds were applied. On XX/XX/XXXX, borrower refused to go over account and started to use derogatory language and disconnected the call after using foul language and remarks. On XX/XX/XXXX, discussed lender placed insurance, escrow analysis and advised them that charges have been refunded in full. Advised the borrower of the escrow shortage and payment changes. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738260	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower had inquiry about the claim check mailing address. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance making their payment online. On XX/XX/XXXX, the borrower discussed the most recent natural disaster. On XX/XX/XXXX, the borrower inquired about their forbearance disaster payment plan. On XX/XX/XXXX, the borrower called in to set up a payment. On XX/XX/XXXX, the borrower had an insurance inquiry. On XX/XX/XXXX, the borrower requested a 1098 statement. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflects the subject property is located in an area declared a XX disaster area, due to Hurricane Milton, on XX/XX/XXXX. No FEMA Designation was provided in comments. There is no evidence of property damage.

XXX	XXX	991738260	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower had inquiry about the claim check mailing address. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower needed assistance making their payment online. On XX/XX/XXXX, the borrower discussed the most recent natural disaster. On XX/XX/XXXX, the borrower inquired about their forbearance disaster payment plan. On XX/XX/XXXX, the borrower called in to set up a payment. On XX/XX/XXXX, the borrower had an insurance inquiry. On XX/XX/XXXX, the borrower requested a 1098 statement. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflects the subject property is located in an area declared a XX disaster area, due to Hurricane Milton, on XX/XX/XXXX. No FEMA Designation was provided in comments. There is no evidence of property damage.

XXX	XXX	991738653	XXX	XXX	Acceptable	Current	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow and how to obtain the 1098 document. On XX/XX/XXXX, the borrower advised that they were having issues accessing the online account. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower discussed refund. On XX/XX/XXXX, the borrower requested payoff quote and got them onto the website. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738653	XXX	XXX	Non Critical	Current	[2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow and how to obtain the 1098 document. On XX/XX/XXXX, the borrower advised that they were having issues accessing the online account. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower discussed refund. On XX/XX/XXXX, the borrower requested payoff quote and got them onto the website. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A

XXX	XXX	991738653	XXX	XXX	Acceptable	Current	[1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow and how to obtain the 1098 document. On XX/XX/XXXX, the borrower advised that they were having issues accessing the online account. On XX/XX/XXXX, the borrower requested the 1098 document. On XX/XX/XXXX, the borrower discussed refund. On XX/XX/XXXX, the borrower requested payoff quote and got them onto the website. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is XX.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A